22. SUBSEQUENT EVENTS (Details)		12 Months Ended
		Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 $ / shares
Event 1
Description of nature of non-adjusting event after reporting period	[1]	issued 1,111,110 common shares related to the acquisition of HealthTab
Sale of Stock, Number of Shares Issued in Transaction	[1]	1,111,110
Event 2
Description of nature of non-adjusting event after reporting period		closed a private placement
Sale of Stock, Number of Shares Issued in Transaction		4,206,435
Sale of Stock, Price Per Share | $ / shares					$ 0.07
Proceeds from issuance of shares, net | $		$ 294,450
Event 3
Description of nature of non-adjusting event after reporting period		issued 73,928 shares pursuant to the exercise of 73,928 stock options
Sale of Stock, Number of Shares Issued in Transaction		73,928
Sale of Stock, Price Per Share | $ / shares					$ 0.28
Proceeds from issuance of shares, net | $		$ 20,700
Event 4
Description of nature of non-adjusting event after reporting period	[2]	Issued 125,081 shares to Lampyon
Sale of Stock, Number of Shares Issued in Transaction	[2]	125,081
Proceeds from issuance of shares, net | $		$ 780,836	$ 1,577,299	$ 0

[1]	See notes 4 and 11.
[2]	See note 11.